Accrued Liabilities and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities and Other Current Liabilities
Accrued liabilities and other current liabilities consist of the following:

		As of December 31,
		2021	2022
		RMB	RMB	US$
Accrued payroll and welfare payables		52,947	41,616	6,033
Other taxes and surcharge		9,932	8,005	1,161
Service fees		5,233	4,483	650
Acquisition of intangible assets, property and equipment		840	331	48
Government grant		4,500	1,000	145
Rental and property management fee		3,418	4	1
Payables for sales of employees’ shares		180	73	11
Payables to third party advertising companies	(i)	4,066	21	3
Payable for business acquisition	(ii)	—	16,788	2,434
Others		4,189	3,012	436

Total accrued liabilities and other current liabilities		85,305	75,333	10,922